Partners' Capital (Dividends Expected To Be Paid To Related Parties) (Details) - USD ($) $ in Millions			12 Months Ended
	Feb. 25, 2016	Nov. 24, 2015	Jul. 31, 2014
Subsequent Event [Member] | General Partner [Member]
Distribution Expected To Be Made to Member or Limited Partner [Line Items]
Distribution Made to Limited Partner, Cash Distributions Declared	$ 0.5	$ 0.6	$ 0.5